Consolidated Statements of Financial Position - GBP (£)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 6,472,000	£ 8,944,000
Intangible assets	410,000	0
Right of use assets	25,173,000	22,593,000
Other non-current assets	7,342,000	4,935,000
Deferred tax asset	4,240,000	2,575,000
Total non-current assets	43,637,000	39,047,000
Current assets
Inventory	943,000	0
Trade and other receivables	46,711,000	15,208,000
Tax receivable	11,688,000	9,632,000
Cash and cash equivalents	332,539,000	237,886,000
Total current assets	391,881,000	262,726,000
Total assets	435,518,000	301,773,000
Equity
Share capital	97,000	88,000
Share premium	123,751,000	212,238,000
Foreign currency translation reserve	(3,097,000)	89,000
Other reserves	337,847,000	386,167,000
Share-based payment reserve	81,411,000	54,357,000
Accumulated deficit	(261,253,000)	(481,392,000)
Total equity	278,756,000	171,547,000
Non-current liabilities
Non-current accruals	1,479,000	0
Interest-bearing loans and borrowings	39,500,000	37,226,000
Deferred revenue	4,331,000	6,408,000
Lease liabilities	28,248,000	25,355,000
Provisions	114,000	57,000
Total non-current liabilities	73,672,000	69,046,000
Current liabilities
Trade and other payables	75,076,000	35,436,000
Deferred revenue	6,408,000	24,450,000
Lease liabilities	1,555,000	1,255,000
Provisions	51,000	39,000
Total current liabilities	83,090,000	61,180,000
Total liabilities	156,762,000	130,226,000
Total equity and liabilities	£ 435,518,000	£ 301,773,000